9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of transactions and outstanding balances relating to key management personnel

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31, 2025
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (b) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2024
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (b) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2023
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (b) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000